As of December 31, 2021 and 2020 accrued expenses consist of the following: (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer prepayments	$ 270,000	$ 259,000
Other accrued liabilities	128,000	46,000
Accrued payroll and payroll taxes	224,000	214,000
Accrued expenses	$ 622,000	519,000
T U R N O N G R E E N I N C [Member]
Customer prepayments		258,000	$ 87,000
Other accrued liabilities		47,000	53,000
Accrued payroll and payroll taxes		214,000	196,000
Accrued expenses		$ 519,000	$ 336,000